RELATED PARTY TRANSACTIONS (Details) - Key management personnel - USD ($)	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Disclosure of transactions between related parties [line items]
Expenses for airplane usage, related party transactions	$ 1.4	$ 1.2
Amount in account payable, related party transactions	0.7	0.3
DSUs
Disclosure of transactions between related parties [line items]
Amount in account payable, related party transactions	$ 6,939,000	$ 8,310,000